Share repurchase plans	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Share repurchase plans
Note 22: Share repurchase programs

From time to time, the Bank may seek to repurchase and retire equity securities of the Bank, through cash purchase, privately negotiated transactions, or otherwise. Such transactions, if any, depend on prevailing market conditions, liquidity and capital requirements, contractual restrictions, and other factors.

Common Share Repurchase Program
On December 6, 2018, the Board approved, with effect from December 10, 2018 to February 29, 2020, a common share repurchase program, authorizing the purchase of up to 2.5 million common shares.

On December 2, 2019, the Board approved a new $125 million common share repurchase program, authorizing the purchase of up to 3.5 million common shares through to February 28, 2021. The new program came into effect on December 20, 2019 following the completion of the previous program.

On February 10, 2021, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.0 million common shares through to February 28, 2022.

On February 14, 2022, the Board approved a new common share repurchase program, authorizing the purchase of up to 2.0 million common shares through to February 28, 2023.

On February 13, 2023, the Board approved a new common share repurchase program, authorizing the purchase of up to 3.0 million common shares through to February 29, 2024.

In the year ended December 31, 2022, the Bank repurchased and retired 102,000 shares.

	Year ended December 31
Common share repurchases	2022	2021	2020
Acquired number of shares (to the nearest 1)	102,000	534,828	3,452,000
Average cost per common share	38.21	36.93	25.10
Total cost (in US dollars)	3,897,268	19,753,336	86,639,889